Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 6, 2017

DBX ETF TRUST
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Deutsche X-trackers MSCI Spain Hedged Equity ETF
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information dated September 30, 2016, as supplemented

Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Ticker: DBRE), Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Ticker: DBSE), Deutsche X-trackers MSCI Spain Hedged Equity ETF (Ticker: DBSP), Deutsche X-trackers MSCI Italy Hedged Equity ETF (Ticker: DBIT), Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Ticker: DBES), Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Ticker: JPNH), Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Ticker: HDEE) and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Ticker: HDEZ) have transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. In addition, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to Bats BZX Exchange, Inc. and Bats BZX Exchange, respectively.
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 6, 2017

DBX ETF TRUST
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information dated September 30, 2016, as supplemented

Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Ticker: DBRE), Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Ticker: DBSE), Deutsche X-trackers MSCI Spain Hedged Equity ETF (Ticker: DBSP), Deutsche X-trackers MSCI Italy Hedged Equity ETF (Ticker: DBIT), Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Ticker: DBES), Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Ticker: JPNH), Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Ticker: HDEE) and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Ticker: HDEZ) have transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. In addition, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to Bats BZX Exchange, Inc. and Bats BZX Exchange, respectively.
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 6, 2017

DBX ETF TRUST
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information dated September 30, 2016, as supplemented

Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Ticker: DBRE), Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Ticker: DBSE), Deutsche X-trackers MSCI Spain Hedged Equity ETF (Ticker: DBSP), Deutsche X-trackers MSCI Italy Hedged Equity ETF (Ticker: DBIT), Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Ticker: DBES), Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Ticker: JPNH), Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Ticker: HDEE) and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Ticker: HDEZ) have transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. In addition, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to Bats BZX Exchange, Inc. and Bats BZX Exchange, respectively.
Deutsche X-trackers MSCI Spain Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 6, 2017

DBX ETF TRUST
Deutsche X-trackers MSCI Spain Hedged Equity ETF
(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information dated September 30, 2016, as supplemented

Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Ticker: DBRE), Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Ticker: DBSE), Deutsche X-trackers MSCI Spain Hedged Equity ETF (Ticker: DBSP), Deutsche X-trackers MSCI Italy Hedged Equity ETF (Ticker: DBIT), Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Ticker: DBES), Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Ticker: JPNH), Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Ticker: HDEE) and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Ticker: HDEZ) have transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. In addition, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to Bats BZX Exchange, Inc. and Bats BZX Exchange, respectively.
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 6, 2017

DBX ETF TRUST
Deutsche X-trackers MSCI Italy Hedged Equity ETF
(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information dated September 30, 2016, as supplemented

Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Ticker: DBRE), Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Ticker: DBSE), Deutsche X-trackers MSCI Spain Hedged Equity ETF (Ticker: DBSP), Deutsche X-trackers MSCI Italy Hedged Equity ETF (Ticker: DBIT), Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Ticker: DBES), Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Ticker: JPNH), Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Ticker: HDEE) and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Ticker: HDEZ) have transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. In addition, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to Bats BZX Exchange, Inc. and Bats BZX Exchange, respectively.
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 6, 2017

DBX ETF TRUST
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information dated September 30, 2016, as supplemented

Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Ticker: DBRE), Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Ticker: DBSE), Deutsche X-trackers MSCI Spain Hedged Equity ETF (Ticker: DBSP), Deutsche X-trackers MSCI Italy Hedged Equity ETF (Ticker: DBIT), Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Ticker: DBES), Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Ticker: JPNH), Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Ticker: HDEE) and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Ticker: HDEZ) have transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. In addition, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to Bats BZX Exchange, Inc. and Bats BZX Exchange, respectively.
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 6, 2017

DBX ETF TRUST
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information dated September 30, 2016, as supplemented

Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Ticker: DBRE), Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Ticker: DBSE), Deutsche X-trackers MSCI Spain Hedged Equity ETF (Ticker: DBSP), Deutsche X-trackers MSCI Italy Hedged Equity ETF (Ticker: DBIT), Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Ticker: DBES), Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Ticker: JPNH), Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Ticker: HDEE) and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Ticker: HDEZ) have transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. In addition, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to Bats BZX Exchange, Inc. and Bats BZX Exchange, respectively.
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 6, 2017

DBX ETF TRUST
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information dated September 30, 2016, as supplemented

Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Ticker: DBRE), Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Ticker: DBSE), Deutsche X-trackers MSCI Spain Hedged Equity ETF (Ticker: DBSP), Deutsche X-trackers MSCI Italy Hedged Equity ETF (Ticker: DBIT), Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Ticker: DBES), Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Ticker: JPNH), Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Ticker: HDEE) and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Ticker: HDEZ) have transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. In addition, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to Bats BZX Exchange, Inc. and Bats BZX Exchange, respectively.
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

January 6, 2017

DBX ETF TRUST
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
(the “Funds”)

Supplement to each Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information dated September 30, 2016, as supplemented

Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Ticker: DBRE), Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Ticker: DBSE), Deutsche X-trackers MSCI Spain Hedged Equity ETF (Ticker: DBSP), Deutsche X-trackers MSCI Italy Hedged Equity ETF (Ticker: DBIT), Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Ticker: DBES), Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Ticker: JPNH), Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Ticker: HDEE) and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Ticker: HDEZ) have transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. In addition, all references in the Funds’ Prospectus and Statement of Additional Information to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to Bats BZX Exchange, Inc. and Bats BZX Exchange, respectively.